Unaudited interim consolidated statements of changes in equity - USD ($) $ in Thousands	Total	Issued Capital [Member]	Reserves [Member]	Accumulated Losses [Member]
Balance at Jun. 30, 2021	$ (49,454)	$ 10,338	$ 2,843	$ (62,635)
Changes in equity [Abstract]
Loss after income tax (expense)/benefit for the period	(418,767)	0	0	(418,767)
Other comprehensive loss for the period, net of tax	(7,231)	0	(7,231)	0
Total comprehensive loss for the period	(425,998)	0	(7,231)	(418,767)
Transactions with owners in their capacity as owners:
Share-based payments (note 18)	6,777	0	6,777	0
Issue of ordinary shares	220,683	220,683	0	0
Conversion of hybrid financial instruments	695,383	695,383	0	0
Share-based payments, prepaid in advance	177	177	0	0
Balance at Dec. 31, 2021	447,568	926,581	2,389	(481,402)
Balance at Jun. 30, 2022	437,362	926,581	(6,814)	(482,405)
Changes in equity [Abstract]
Loss after income tax (expense)/benefit for the period	(161,894)	0	0	(161,894)
Other comprehensive loss for the period, net of tax	(12,115)	0	(12,115)	0
Total comprehensive loss for the period	(174,009)	0	(12,115)	(161,894)
Transactions with owners in their capacity as owners:
Share-based payments (note 18)	6,770	0	6,770	0
Balance at Dec. 31, 2022	$ 270,123	$ 926,581	$ (12,159)	$ (644,299)